Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 4.1%
Arthur J Gallagher & Co.	32,891	$2,880,923
Brown & Brown Inc.	41,569	1,392,561
eHealth Inc.(a)	3,391	291,965

		4,565,449

Life & Health Insurance — 30.9%
Aflac Inc.	125,708	6,890,055
American Equity Investment Life Holding Co.	16,108	437,493
Athene Holding Ltd., Class A(a)	22,111	952,100
Brighthouse Financial Inc.(a)	20,568	754,640
CNO Financial Group Inc.	28,449	474,529
FBL Financial Group Inc., Class A	1,771	112,990
Genworth Financial Inc., Class A(a)	89,617	332,479
Lincoln National Corp.	35,927	2,315,495
MetLife Inc.	160,258	7,960,015
National Western Life Group Inc., Class A	404	103,828
Primerica Inc.	7,523	902,384
Principal Financial Group Inc.	45,994	2,663,972
Prudential Financial Inc.	68,459	6,914,359
Torchmark Corp.	17,960	1,606,702
Trupanion Inc.(a)(b)	4,727	170,787
Unum Group	37,626	1,262,352

		33,854,180

Multi-line Insurance — 13.3%
American Financial Group Inc./OH	12,578	1,288,868
American International Group Inc.	146,657	7,813,885
American National Insurance Co.	1,538	179,131
Assurant Inc.	10,917	1,161,350
Hartford Financial Services Group Inc. (The)	64,183	3,576,277
Horace Mann Educators Corp.	7,212	290,572
National General Holdings Corp.	11,497	263,741

		14,573,824

Other Diversified Financial Services — 1.3%
Voya Financial Inc.	25,593	1,415,293

Property & Casualty Insurance — 48.7%
Allstate Corp. (The)	48,476	4,929,524
Ambac Financial Group Inc.(a)	8,156	137,429
AMERISAFE Inc.	3,391	216,244
Arch Capital Group Ltd.(a)	71,696	2,658,488
Argo Group International Holdings Ltd.	6,065	449,113
Assured Guaranty Ltd.	18,044	759,291
Axis Capital Holdings Ltd.	14,908	889,262
Chubb Ltd.	77,208	11,371,966
Cincinnati Financial Corp.	26,937	2,792,559
CNA Financial Corp.	4,845	228,054
Employers Holdings Inc.	5,681	240,136
Erie Indemnity Co., Class A, NVS	3,527	896,846
First American Financial Corp.	19,911	1,069,221

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	7,229	$927,481
James River Group Holdings Ltd.	5,310	249,039
Kemper Corp.	11,077	955,834
Kinsale Capital Group Inc.(b)	3,453	315,880
Loews Corp.	47,638	2,604,369
Markel Corp.(a)	2,459	2,679,326
MBIA Inc.(a)	16,141	150,273
Mercury General Corp.	4,832	302,000
Old Republic International Corp.	50,571	1,131,779
ProAssurance Corp.	9,143	330,154
Progressive Corp. (The)	98,476	7,871,187
RLI Corp.	6,967	597,142
Safety Insurance Group Inc.	2,590	246,387
Selective Insurance Group Inc.	10,427	780,878
State Auto Financial Corp.	2,946	103,110
Travelers Companies Inc. (The)	32,573	4,870,315
United Fire Group Inc.	3,828	185,505
Universal Insurance Holdings Inc.	5,703	159,114
White Mountains Insurance Group Ltd.	566	578,146
WR Berkley Corp.	25,688	1,693,610

		53,369,662

Reinsurance — 1.6%
Alleghany Corp.(a)	2,565	1,747,047

Total Common Stocks — 99.9% (Cost: $94,211,936)		109,525,455

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	276,116	276,254
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	170,394	170,394

		446,648

Total Short -Term Investments — 0.4% (Cost: $446,574)		446,648

Total Investments in Securities — 100.3% (Cost: $94,658,510)		109,972,103

Other Assets, Less Liabilities — (0.3)%		(346,731)

Net Assets — 100.0%		$109,625,372

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	180,581	95,535	276,116	$276,254	$4,975	(a)	$63	$44
BlackRock Cash Funds: Treasury, SL Agency Shares	194,041	(23,647)	170,394	170,394	600		—	—

				$446,648	$5,575		$63	$44

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$109,525,455	$—	$—	$109,525,455
Money Market Funds	446,648	—	—	446,648

	$109,972,103	$—	$—	$109,972,103

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2